Long-Term Investments - Schedule of Long-Term Investments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 27, 2017 CNY (¥)	Nov. 30, 2017	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Jul. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Schedule Of Investments [Line Items]
Proceeds from sale of long-term investments, cash consideration			¥ 23,085	$ 3,548
Unrealized gain on available-for-sale investments			9,484	1,458	¥ 303
Huaying Fund
Schedule Of Investments [Line Items]
Equity method investments			¥ 55,905		¥ 50,000		¥ 50,000
Equity method investment, ownership percentage							49.50%
Hefei LianRui
Schedule Of Investments [Line Items]
Equity method investment, ownership percentage						27.50%
Conversion of loan to equity method investment						¥ 8,000
Percentage of interest transferred after dilution		17.16%
Unrealized gain on available-for-sale investments | $				$ 10,363
Beijing Feisou
Schedule Of Investments [Line Items]
Proceeds from sale of long-term investments, cash consideration	¥ 5,133
Gain on sale of investments	¥ 67